Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
ASSETS	R$ 60,414,456	R$ 57,384,156
Current assets	10,881,654	13,041,808
Non-current assets	49,532,802	44,342,348
LIABILITIES	60,414,456	57,384,156
Current liabilities	11,062,317	10,342,380
Non-current liabilities	26,260,161	21,404,841
Equity	23,091,978	25,636,935	R$ 24,191,667	R$ 21,131,225
Net operating revenue	26,116,856	22,651,036	21,479,468
OPERATING COSTS AND EXPENSES	21,311,842	18,867,990	18,092,563
Financial results	(1,798,352)	(1,157,014)	(1,204,990)
Income tax and social contribution	577,618	599,435	354,057
NET INCOME	2,687,939	2,799,370	2,327,168
Total comprehensive income	2,501,577	3,038,932	2,072,843
Cash flows from operating activities	3,028,446	3,393,536	3,518,476
Cash flows from investing activities	(1,759,364)	(5,739,414)	(3,135,091)
Cash flows from financing activities	(2,300,671)	803,856	2,696,572
CHANGE IN CASH AND CASH EQUIVALENTS	(1,031,589)	(1,542,022)	3,079,957
Elejor
Disclosure of subsidiaries [line items]
ASSETS	717,867	748,720
Current assets	115,667	124,996
Non-current assets	602,200	623,724
LIABILITIES	717,867	748,720
Current liabilities	114,524	114,110
Non-current liabilities	730,149	760,550
Equity	(126,806)	(125,940)
Net operating revenue	153,989	91,418	140,757
OPERATING COSTS AND EXPENSES	(94,480)	(102,299)	(92,793)
Financial results	(62,923)	(124,476)	(43,569)
Income tax and social contribution	1,165	46,029	(1,487)
NET INCOME	(2,249)	(89,328)	2,908
Other comprehensive income	1,385	(475)	(4,206)
Total comprehensive income	(864)	(89,803)	(1,298)
Cash flows from operating activities	(6,433)	(58,715)	(14,772)
Cash flows from investing activities	(10,867)	(10,747)	(4,600)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(17,300)	(69,462)	(19,372)
Cash and cash equivalents at the beginning of the year	97,082	166,544	185,916
Cash and cash equivalents at the end of the year	79,782	97,082	166,544
CHANGE IN CASH AND CASH EQUIVALENTS	R$ (17,300)	R$ (69,462)	R$ (19,372)